WARRANTS	12 Months Ended
Dec. 31, 2021
WARRANTS
WARRANTS
9	WARRANTS

The following are continuities of the Company’s warrants:

				Special
			Warrants	warrants -
			issued upon	compensation	Broker
Number of Warrants		Warrants	Public Offering	options	warrants
January 1, 2020	Balance	2,705,880	—	160,178	—
	Exercise of
October 15, 2020 to December 18, 2020	- warrants	(1,945,693)	(100)	—	—

October 16, 2020 to November 23, 2020	- special warrants - compensation options	160,178	—	(160,178)	—

November 30, 2020	Expiry of warrants	(920,365)	—	—	—

November 18, 2020	Issue of warrants upon Public Offering	—	1,478,612	—	177,434

December 31, 2020	Balance	—	1,478,512	—	177,434

January 1, 2021	Balance	—	1,478,512	—	177,434

January 11, 2021 to
February 22, 2021	Exercise of warrants	—	(1,554,082)	—	—

January 21, 2021 to
February 18, 2021	Exercise of broker warrants	—	80,274	—	(160,548)

February 22, 2021	Expiry of warrants	—	(4,704)	—	—

December 31, 2021	Balance	—	—	—	16,886

9WARRANTS (CONTINUED)

Each unit consists of the following characteristics:

			Special
	Warrants	Warrants	warrants -
	issued	issued upon	compensation	Broker
	March 14, 2019	Public Offering	options	warrants
Number of shares	1	1	1	1
Number of Warrants	—	—	1	0.5
Exercise price of unit (CAD)	7.60	10.00	5.10	7.00

Warrants issued upon completion of Public Offering

Upon completion of the Public Offering on November 18, 2020 (Note 8) 1,478,612 Public Offering Warrants were issued resulting in an increase in the fair value of Public Offering Warrants of EUR 1,887, before issuance costs. The assumptions used to measure the fair value of the Public Offering Warrants under the Black-Scholes valuation model were as follows:

Expected dividend yield (%)	0.0
Expected share price volatility (%)	103.5
Risk-free interest rate (%)	0.11
Expected life of warrants (years)	1.0
Underlying share price (CAD)	8.00

The Public Offering Warrants were issued with an exercise price of CAD 10.00 and were convertible to one Common Share per Public Offering Warrant initially expiring November 18, 2023. The Public Offering Warrant indenture included an acceleration provision, exercisable at the Company’s option, if the Company’s daily volume weighted average Common Share price is greater than CAD 15.00 for at least ten consecutive trading days. The Company had the option to accelerate the exercise period of the Public Offering Warrants to a period ending at least 30 days from the date notice of such acceleration is provided to the holders of the Public Offering Warrants. On January 21, 2021, the Company announced that it elected to exercise its right under the terms of a warrant indenture to accelerate the expiry date of the warrants. Accordingly, the Company gave notice to all registered warrant holders that the expiry date for the Warrants was accelerated to February 22, 2021.

Between January 11, 2021, and February 22, 2021, 1,554,082 Public Offering Warrants were exercised resulting in issuance of 1,554,082 shares and cash receipt of EUR 10,085. An increase in share capital of EUR 11,916 and decrease in fair value of warrants of EUR 1,831 was recognized in the consolidated statements of changes in equity. On February 22, 2021, 4,704 Public Offering Warrants expired resulting in a decrease in fair value of warrants and corresponding increase in contributed surplus of EUR 7.

9WARRANTS (CONTINUED)

Broker Warrants issued upon completion of Public Offering

Upon completion of the Public Offering on November 18, 2020 (Note 8), 177,434 broker warrants (“Broker Warrants”) were issued resulting in an increase in the fair value of warrants of EUR 399, a decrease in share capital of EUR 331 and decrease in fair value of warrants of EUR 68. The Broker Warrants were issued with an exercise price of CAD 7.00 and are convertible to one Common Share plus one-half of a Public Offering Warrant per Broker Warrant expiring November 18, 2023. The assumptions used to measure the fair value of the Broker Warrants under the Black-Scholes valuation model were as follows:

Expected dividend yield (%)	0.0
Expected share price volatility (%)	103.5
Risk-free interest rate (%)	0.11
Expected life of warrants (years)	1.0
Underlying share price (CAD)	8.00

The underlying Public Offering Warrants were subject to the same acceleration provision and notice of acceleration that was given on January 21, 2021. Between January 21, 2021, and February 18, 2021, 160,548 Broker Warrants were exercised for 160,548 Common Shares and 80,274 Public Offering Warrants resulting in an increase in share capital of EUR 897, an increase in fair value of warrants of EUR 196 and decrease in fair value of Broker Warrants of EUR 361. Broker Warrants may still be exercised for Common Shares until date of expiry.